Other Assets, Non-Current (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets, Non-Current [Abstract]
Schedule of other assets, non-current
	As of December 31,
	2021	2022
	RMB	RMB
Long-term receivable(i)	175,000	105,825
Others	19,444	—
Total	194,444	105,825